As filed with the Securities and Exchange Commission on January 11, 2018

File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 1,867	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 1,867	☒

(Check appropriate box or boxes)

iShares Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

1 Iron Street

Boston, MA 02210

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	DEEPA DAMRE, ESQ.
WILLKIE FARR & GALLAGHER LLP	BLACKROCK FUND ADVISORS
787 SEVENTH AVENUE	400 HOWARD STREET
NEW YORK, NY 10019-6099	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On February 9, 2018, pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒  The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 1,867 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until February 9, 2018, the effectiveness of the registration statement for the iShares iBonds Dec 2024 Term Muni Bond ETF (the “Fund”), filed in Post-Effective Amendment No. 1,633 on May 18, 2016, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
1,664	July 29, 2016	August 26, 2016
1,673	August 25, 2016	September 23, 2016
1,683	September 22, 2016	October 21, 2016
1,687	October 20, 2016	November 18, 2016
1,695	November 17, 2016	December 16, 2016
1,703	December 15, 2016	January 13, 2017
1,711	January 12, 2017	February 10, 2017
1,719	February 9, 2017	March 10, 2017
1,728	March 9, 2017	April 7, 2017
1,736	April 6, 2017	May 5, 2017
1,747	May 4, 2017	June 2, 2017
1.762	June 1, 2017	June 30, 2017
1,777	June 29, 2017	July 28, 2017
1,787	July 27, 2017	August 25, 2017
1,808	August 24, 2017	September 22, 2017
1,823	September 21, 2017	October 20, 2017
1,839	October 19, 2017	November 17, 2017
1,848	November 16, 2017	December 15, 2017
1,855	December 14, 2017	January 12, 2018

This Post-Effective Amendment No. 1,867 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 1,633.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 1,867 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 11th day of January, 2018.

iSHARES TRUST

By:
Martin Small*
President

Date: January 11, 2018

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1,867 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Mark K. Wiedman*
Trustee

Date: January 11, 2018

John E. Martinez*
Trustee

Date: January 11, 2018

Cecilia H. Herbert*
Trustee

Date: January 11, 2018

Charles A. Hurty*
Trustee

Date: January 11, 2018

John E. Kerrigan*
Trustee

Date: January 11, 2018

Robert S. Kapito*
Trustee

Date: January 11, 2018

Madhav V. Rajan*
Trustee

Date: January 11, 2018

Jane D. Carlin*
Trustee

Date: January 11, 2018

Drew E. Lawton**
Trustee

Date: January 11, 2018

Richard L. Fagnani**
Trustee

Date: January 11, 2018

/s/ Jack Gee
Jack Gee*
Treasurer and Chief Financial Officer

Date: January 11, 2018

*By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact

Date: January 11, 2018

*	Powers of Attorney, each dated October 15, 2016, for Martin Small, Jane D. Carlin, Mark K. Wiedman, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito and Jack Gee are incorporated herein by reference to Post-Effective Amendment No. 1,690, filed October 31, 2016.
**	Powers of Attorney, each dated June 21, 2017, for Drew E. Lawton and Richard L. Fagnani are incorporated herein by reference to Post-Effective Amendment No. 1,771, filed June 27, 2017.